Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.85228%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,290,814.29

Principal:
Principal Collections	$17,570,023.19
Prepayments in Full	$7,400,529.58
Liquidation Proceeds	$283,751.89
Recoveries	$78,880.76
Sub Total	$25,333,185.42
Collections	$26,623,999.71

Purchase Amounts:
Purchase Amounts Related to Principal	$129,666.96
Purchase Amounts Related to Interest	$352.33
Sub Total	$130,019.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,754,019.00

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,754,019.00
Servicing Fee	$360,651.52	$360,651.52	$0.00	$0.00	$26,393,367.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,393,367.48
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,393,367.48
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,393,367.48
Interest - Class A-3 Notes	$487,562.69	$487,562.69	$0.00	$0.00	$25,905,804.79
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$25,304,591.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,304,591.29
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$25,106,032.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,106,032.04
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$24,968,702.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,968,702.54
Regular Principal Payment	$23,030,339.01	$23,030,339.01	$0.00	$0.00	$1,938,363.53
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,938,363.53
Residual Released to Depositor	$0.00	$1,938,363.53	$0.00	$0.00	$0.00
Total		$26,754,019.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,030,339.01
Total					$23,030,339.01

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,030,339.01	$44.37	$487,562.69	$0.94	$23,517,901.70	$45.31
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$23,030,339.01	$14.59	$1,424,664.94	$0.90	$24,455,003.95	$15.49

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$130,597,148.58	0.2516129	$107,566,809.57	0.2072418
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$366,717,148.58	0.2322553	$343,686,809.57	0.2176693

Pool Information
Weighted Average APR	3.690%	3.715%
Weighted Average Remaining Term	29.77	29.07
Number of Receivables Outstanding	25,091	24,175
Pool Balance	$432,781,821.94	$407,061,687.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$400,050,985.05	$376,634,844.02
Pool Factor	0.2479694	0.2332327

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$30,426,843.43
Targeted Overcollateralization Amount	$63,374,877.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,374,877.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$336,162.87
(Recoveries)		101	$78,880.76
Net Loss for Current Collection Period			$257,282.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7134%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5478%
Second Prior Collection Period			0.4004%
Prior Collection Period			0.5386%
Current Collection Period			0.7352%
Four Month Average (Current and Prior Three Collection Periods)			0.5555%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,347	$12,652,569.44
(Cumulative Recoveries)			$2,077,848.16
Cumulative Net Loss for All Collection Periods			$10,574,721.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6059%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,390.95
Average Net Loss for Receivables that have experienced a Realized Loss			$4,505.63

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.74%	275	$7,081,234.98
61-90 Days Delinquent	0.28%	35	$1,147,075.22
91-120 Days Delinquent	0.08%	13	$329,806.21
Over 120 Days Delinquent	0.23%	33	$932,796.99
Total Delinquent Receivables	2.33%	356	$9,490,913.40

Repossession Inventory:
Repossessed in the Current Collection Period		14	$287,698.12
Total Repossessed Inventory		15	$363,502.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3224%
Prior Collection Period			0.3308%
Current Collection Period			0.3351%
Three Month Average			0.3294%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5920%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	33

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	68	$1,715,034.69
2 Months Extended	125	$3,587,143.70
3+ Months Extended	19	$517,757.02

Total Receivables Extended	212	$5,819,935.41
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer